Schedule of Investments (unaudited)	iShares® Preferred and Income Securities ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Auto Components — 0.6%
Aptiv PLC, Series A, 5.50%(a)	902,257	$95,088,865

Automobiles — 0.8%
Ford Motor Co.
6.00%	2,518,255	60,463,303
6.20%	2,360,927	58,503,771
		118,967,074
Banks — 26.1%
Associated Banc-Corp.
Series E, 5.88%	312,509	7,672,096
Series F, 5.63%	314,941	7,172,781
Atlantic Union Bankshares Corp., Series A, 6.88%	543,264	13,907,558
Bank of America Corp.
Series 02, 3.00% (3 mo. LIBOR US + 0.650%)(b)(c)	625,492	11,496,543
Series 4, 4.00% (3 mo. LIBOR US + 0.750%)(c)	438,902	8,892,155
Series 5, 4.00% (3 mo. LIBOR US + 0.500%)(b)(c)	896,566	17,590,625
Series E, 4.00% (3 mo. LIBOR US + 0.350%)(b)(c)	664,795	12,970,150
Series GG, 6.00%(b)	2,898,203	73,063,698
Series HH, 5.88%	1,829,919	45,198,999
Series K, 6.45% (3 mo. LIBOR US + 1.327%)(c)	2,255,464	58,055,643
Series KK, 5.38%(b)	3,000,210	68,794,815
Series L, 7.25%	165,224	199,012,308
Series LL, 5.00%(b)	2,812,453	59,877,124
Series NN, 4.38%	2,352,819	44,915,315
Series PP, 4.13%(b)	1,959,525	36,427,570
Series QQ, 4.25%	2,782,970	51,484,945
Series SS, 4.75%(b)	1,502,108	31,033,551
Bank of Hawaii Corp., Series A, 4.38%	570,096	10,695,001
Bank OZK, Series A, 4.63%(b)	1,101,041	20,016,925
Cadence Bank, Series A, 5.50%	542,109	12,853,404
Citigroup Inc.
Series J, 7.13% (3 mo. LIBOR US + 4.040%)(b)(c)	2,990,432	76,495,251
Series K, 6.88% (3 mo. LIBOR US + 4.130%)(b)(c)	4,705,941	121,083,862
Citizens Financial Group Inc.
Series D, 6.35% (3 mo. LIBOR US + 3.642%)(c)	944,355	23,703,311
Series E, 5.00%	1,416,571	28,770,557
Connectone Bancorp Inc., Series A, 5.25% (5 year CMT + 4.420%)(c)	356,911	8,059,050
Cullen/Frost Bankers Inc., Series B, 4.45%	476,345	9,141,061
Dime Community Bancshares Inc., 5.50%	424,026	8,713,734
Fifth Third Bancorp.
Series A, 6.00%(b)	629,583	15,368,121
Series I, 6.63% (3 mo. LIBOR US + 3.710%)(b)(c)	1,416,571	35,711,755
Series K, 4.95%	786,506	17,712,115
First Citizens BancShares Inc./NC
Series A, 5.38%	1,086,066	23,676,239
Series C, 5.63%(b)	623,762	14,078,308
First Horizon Corp.
6.50%	474,666	12,051,770
Series D, 6.10% (3 mo. LIBOR US + 3.859%)(b)(c)	312,785	7,685,127
Series F, 4.70%	478,918	9,434,685
First Republic Bank/CA
Series H, 5.13%	628,902	13,659,751
Series I, 5.50%(b)	944,689	21,822,316
Series J, 4.70%(b)	1,243,332	24,195,241
Series K, 4.13%(b)	1,573,938	27,543,915
Series L, 4.25%(b)	2,352,882	41,787,184
Series M, 4.00%	2,360,927	40,419,070
Series N, 4.50%(b)	2,329,359	43,093,142
Security	Shares	Value

Banks (continued)
FNB Corp./PA, 7.25% (3 mo. LIBOR US + 4.600%)(c)	348,894	$8,910,753
Fulton Financial Corp., Series A, 5.13%	630,425	13,081,319
Hancock Whitney Corp., 6.25%	542,963	13,791,260
Heartland Financial USA Inc., Series E, 7.00% (5 year CMT + 6.675%)(c)	357,687	9,407,168
Huntington Bancshares Inc./OH
Series C, 5.70%(b)	551,920	13,527,559
Series H, 4.50%(b)	1,573,938	29,369,683
JPMorgan Chase & Co.
Series DD, 5.75%	5,339,349	133,003,184
Series EE, 6.00%(b)	5,823,358	148,728,563
Series GG, 4.75%	2,833,066	60,485,959
Series JJ, 4.55%	4,721,598	92,637,753
Series LL, 4.63%(b)	5,823,359	115,651,910
Series MM, 4.20%(b)	6,295,575	116,719,961
KeyCorp
Series E, 6.13% (3 mo. LIBOR US + 3.892%)(b)(c)	1,573,938	39,616,020
Series F, 5.65%	1,337,779	31,464,562
Series G, 5.63%	1,416,571	34,677,658
M&T Bank Corp., 5.63%(c)	783,390	19,952,943
Old National Bancorp.
Series A, 7.00%	334,269	8,560,629
Series C, 7.00%	382,692	9,823,704
PacWest Bancorp., 7.75%	1,613,905	41,267,551
Pinnacle Financial Partners Inc., Series B, 6.75%	708,829	17,975,903
PNC Financial Services Group Inc. (The), Series P, 5.35% (3 mo. LIBOR US + 4.067%)(c)	4,709,608	119,435,659
Popular Capital Trust II, 6.13%(b)	400,348	10,761,354
Regions Financial Corp.
Series B, 6.38% (3 mo. LIBOR US + 3.536%)(b)(c)	1,573,938	39,836,371
Series C, 5.70% (3 mo. LIBOR US + 3.148%)(c)	1,573,938	36,719,974
Series E, 4.45%	1,259,127	23,230,893
Signature Bank/New York NY, Series A, 5.00%	2,297,830	42,280,072
Silvergate Capital Corp., Series A, 5.38%	632,908	10,411,337
SVB Financial Group, Series A, 5.25%	1,206,663	27,234,384
Synovus Financial Corp.
Series D, 6.30% (3 mo. LIBOR US + 3.352%)(b)(c)	623,776	14,615,072
Series E, 5.88% (5 year CMT + 4.127%)(c)	1,101,799	27,357,669
Texas Capital Bancshares Inc., Series B, 5.75%	944,355	20,161,979
Truist Financial Corp.
Series I, 4.00% (3 mo. LIBOR US + 0.530%)(b)(c)	533,580	10,234,064
Series O, 5.25%	1,809,880	41,319,017
Series R, 4.75%	2,911,679	58,291,814
U.S. Bancorp.
Series A, 3.50% (3 mo. LIBOR US + 1.020%)(c)	45,184	34,748,303
Series B, 3.50% (3 mo. LIBOR US + 0.600%)(b)(c)	3,147,659	61,001,631
Series K, 5.50%	1,809,880	44,161,072
Series L, 3.75%	1,573,938	27,203,472
Series M, 4.00%	2,360,927	43,818,805
Series O, 4.50%	1,416,571	28,699,728
United Community Banks Inc./GA, Series I, 6.88%	298,643	7,681,098
Valley National Bancorp
Series A, 6.25% (3 mo. LIBOR US + 3.850%)(b)(c)	359,618	8,850,199
Series B, 5.50% (3 mo. LIBOR US + 3.578%)(b)(c)	313,277	7,293,089
Washington Federal Inc., Series A, 4.88%	944,355	17,206,148
Webster Financial Corp.
Series F, 5.25%	472,177	9,906,273
Series G, 6.50%(b)	430,332	10,547,437
Wells Fargo & Co.
Series AA, 4.70%	2,795,470	54,036,435

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Series CC, 4.38%	2,506,147	$45,135,708
Series DD, 4.25%	2,983,159	52,443,935
Series L, 7.50%	236,719	287,734,312
Series Q, 5.85% (3 mo. LIBOR US + 3.090%)(b)(c)	4,116,928	97,735,871
Series R, 6.63% (3 mo. LIBOR US + 3.690%)(b)(c)	2,000,030	51,700,776
Series Y, 5.63%(b)	1,633,523	38,828,842
Series Z, 4.75%	4,810,221	93,558,798
WesBanco Inc., Series A, 6.75% (5 year CMT + 6.557%)(c)	474,994	12,444,843
Western Alliance Bancorp, Series A, 4.25% (5 year CMT + 3.452%)(c)	944,355	20,709,705
Wintrust Financial Corp.
Series D, 6.50% (3 mo. LIBOR US + 4.060%)(c)	389,387	9,586,708
Series E, 6.88% (5 year CMT + 6.507%)(b)(c)	904,897	23,373,490
Zions Bancorp N.A., Series G, 6.30% (3 mo. LIBOR US + 4.240%)(b)(c)	439,204	11,037,197
		3,955,324,347
Capital Markets — 9.7%
Affiliated Managers Group Inc.
4.20%	633,123	11,073,321
4.75%	865,758	17,116,036
5.88%	944,355	22,513,423
B. Riley Financial Inc.
5.00%	1,015,718	22,955,227
5.25%	996,680	21,757,524
5.50%	646,327	15,511,848
6.00%	718,638	16,399,319
6.38%	451,239	11,123,041
6.50%	527,335	12,930,254
6.75%	349,972	8,756,299
Brookfield Finance I UK PLC, 4.50%	725,026	12,484,948
Brookfield Finance Inc., Series 50, 4.63%	1,259,127	21,842,454
Carlyle Finance LLC, 4.63%	1,573,938	28,519,757
Charles Schwab Corp. (The)
Series D, 5.95%(b)	2,360,926	58,905,104
Series J, 4.45%	1,888,711	38,605,253
Cowen Inc., 7.75%	311,815	7,717,421
First Eagle Alternative Capital BDC Inc., 5.00%	351,260	8,096,543
Gladstone Investment Corp.
4.88%	427,526	10,046,861
5.00%	407,513	9,780,312
Goldman Sachs Group Inc. (The)
Series A, 3.75% (3 mo. LIBOR US + 0.750%)(c)	2,360,849	43,840,966
Series C, 4.00% (3 mo. LIBOR US + 0.750%)(b)(c)	615,596	12,761,305
Series D, 4.00% (3 mo. LIBOR US + 0.670%)(b)(c)	4,249,382	80,568,283
Series J, 5.50% (3 mo. LIBOR US + 3.640%)(b)(c)	3,147,659	76,928,786
Series K, 6.38% (3 mo. LIBOR US + 3.550%)(b)(c)	2,203,482	57,334,602
KKR & Co. Inc., Series C, 6.00%(a)	1,804,995	105,538,058
KKR Group Finance Co. IX LLC, 4.63%	1,573,354	29,343,052
Morgan Stanley
Series A, 4.00% (3 mo. LIBOR US + 0.700%)(b)(c)	3,462,432	66,167,075
Series E, 7.13% (3 mo. LIBOR US + 4.320%)(b)(c)	2,714,916	71,212,247
Series F, 6.88% (3 mo. LIBOR US + 3.940%)(b)(c)	2,675,698	68,925,980
Series I, 6.38% (3 mo. LIBOR US + 3.708%)(c)	3,147,659	79,761,679
Series K, 5.85% (3 mo. LIBOR US + 3.491%)(c)	3,147,659	77,841,607
Series L, 4.88%	1,573,938	32,926,783
Series O, 4.25%	4,092,015	73,901,791
Newtek Business Services Corp., 5.50%	312,738	7,865,361
Northern Trust Corp., Series E, 4.70%	1,259,127	27,260,100
Security	Shares	Value

Capital Markets (continued)
Oaktree Capital Group LLC
Series A, 6.63%	554,124	$13,603,744
Series B, 6.55%(b)	739,725	17,494,496
Prospect Capital Corp., Series A, 5.35%	479,544	8,948,291
State Street Corp.
Series D, 5.90% (3 mo. LIBOR US + 3.108%)(c)	2,360,926	58,716,230
Series G, 5.35% (3 mo. LIBOR US + 3.709%)(c)	1,573,938	39,191,056
Stifel Financial Corp.
5.20%	703,597	15,619,853
Series B, 6.25%	492,727	12,214,702
Series C, 6.13%	707,164	17,721,530
Series D, 4.50%	944,355	17,272,253
		1,469,094,775
Chemicals — 0.1%
EI du Pont de Nemours & Co., Series B, 4.50%	131,227	14,841,774

Commercial Services & Supplies — 0.5%
Charah Solutions Inc., 8.50%	425,591	9,682,195
GFL Environmental Inc., 6.00%(a)	920,500	54,686,905
Pitney Bowes Inc., 6.70%	914,187	19,435,616
		83,804,716
Consumer Finance — 2.2%
Atlanticus Holdings Corp., 6.13%	474,674	11,107,372
Capital One Financial Corp.
Series I, 5.00%	4,706,568	95,308,002
Series J, 4.80%	3,934,648	76,214,132
Series K, 4.63%	393,386	7,387,789
Series L, 4.38%	2,124,691	37,670,771
Series N, 4.25%	1,337,780	23,571,683
Navient Corp., 6.00%(b)	944,355	17,376,132
SLM Corp., Series B, 3.53% (3 mo. LIBOR US + 1.700%)(c)	315,505	17,936,459
Synchrony Financial, Series A, 5.63%	2,360,927	45,093,706
		331,666,046
Diversified Financial Services — 2.3%
Apollo Asset Management Inc.
Series A, 6.38%(b)	865,564	20,825,470
Series B, 6.38%(b)	939,445	23,504,914
Citigroup Capital XIII, 7.61% (3 mo. LIBOR US + 6.370%)(c)	7,058,593	189,170,292
Compass Diversified Holdings
Series A, 7.25%	313,408	7,813,261
Series B, 7.88% (3 mo. LIBOR US + 4.985%)(c)	312,316	8,163,940
Series C, 7.88%	359,907	9,125,370
Equitable Holdings Inc.
Series A, 5.25%	2,518,255	53,135,181
Series C, 4.30%	944,355	16,913,398
Voya Financial Inc., Series B, 5.35% (5 year CMT + 3.210%)(c)	943,314	21,479,260
		350,131,086
Diversified Telecommunication Services — 3.1%
AT&T Inc.
5.35%	4,162,940	102,616,471
5.63%	2,596,938	65,261,052
Series A, 5.00%	3,777,243	78,151,158
Series C, 4.75%	5,492,837	105,187,829

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Qwest Corp.
6.50%	3,076,913	$70,861,306
6.75%	2,077,506	49,943,244
		472,021,060
Electric Utilities — 11.7%
Alabama Power Co., Series A, 5.00%	787,027	19,408,086
Algonquin Power & Utilities Corp.
6.88% (3 mo. LIBOR US + 3.677%)(c)	904,757	22,646,068
7.75%(a)	1,809,880	79,200,349
Series 19-A, 6.20% (3 mo. LIBOR US + 4.010%)(c)	1,101,799	26,861,860
American Electric Power Co. Inc., 6.13%(a)(b)	1,337,780	72,240,120
BIP Bermuda Holdings I Ltd., 5.13%	946,896	20,225,699
Brookfield BRP Holdings, 4.63%	1,101,044	18,750,779
Brookfield BRP Holdings Canada Inc., 4.88%	815,934	14,189,092
Brookfield Infrastructure Finance ULC, 5.00%	784,159	14,326,585
CMS Energy Corp.
5.63%	629,583	15,487,742
5.88%	1,983,057	47,236,418
5.88%	881,436	20,555,087
DTE Energy Co.
4.38%(b)	881,475	16,730,395
Series E, 5.25%(b)	1,259,127	29,967,223
Series G, 4.38%	724,013	14,096,533
Duke Energy Corp.
5.63%	1,573,938	39,663,238
Series A, 5.75%(b)	3,147,660	79,352,509
Entergy Arkansas LLC, 4.88%	1,290,517	31,295,037
Entergy Louisiana LLC, 4.88%	849,907	20,584,747
Entergy Mississippi LLC, 4.90%	818,378	20,066,629
Georgia Power Co., Series 2017, 5.00%	849,907	20,831,221
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%(b)	787,027	18,904,388
NextEra Energy Capital Holdings Inc., Series N, 5.65%	2,164,087	54,470,070
NextEra Energy Inc.
4.87%(a)	2,355,490	132,637,642
5.28%(a)	3,928,508	195,050,422
6.22%(a)	3,141,476	154,403,545
Pacific Gas & Electric Co., Series A, 6.00%	328,069	6,505,608
PG&E Corp., 5.50%(a)	1,256,022	120,075,703
SCE Trust II, 5.10%(b)	685,573	12,717,379
SCE Trust III, Series H, 5.75% (3 mo. LIBOR US + 2.990%)(c)	864,524	18,448,942
SCE Trust IV, Series J, 5.38% (3 mo. LIBOR US + 3.132%)(c)	1,022,969	20,561,677
SCE Trust V, Series K, 5.45% (3 mo. LIBOR US + 3.790%)(c)	944,355	20,558,608
SCE Trust VI, 5.00%	1,495,108	28,033,275
Sempra Energy, 5.75%	2,384,411	56,295,944
Southern Co. (The)
5.25%	1,416,571	33,317,750
Series 2019, 6.75%(a)	2,709,168	143,531,721
Series 2020, 4.95%	3,147,660	68,785,814
Series C, 4.20%	2,360,927	44,975,659
		1,772,989,564
Electrical Equipment — 0.1%
Babcock & Wilcox Enterprises Inc., Series A, 7.75%	605,548	11,959,573

Electronic Equipment, Instruments & Components — 0.2%
II-VI Inc., Series A, 6.00%(a)(b)	180,928	38,923,041
Security	Shares	Value

Energy Equipment & Services — 0.1%
Hoegh LNG Partners LP, Series A, 8.75%	557,951	$12,141,014

Equity Real Estate Investment Trusts (REITs) — 7.0%
Agree Realty Corp., Series A, 4.25%	552,509	9,972,787
American Finance Trust Inc., Series A, 7.50%	631,330	14,009,213
American Homes 4 Rent
Series G, 5.88%(b)	359,650	8,793,442
Series H, 6.25%(b)	366,601	9,300,667
Armada Hoffler Properties Inc., Series A, 6.75%	460,199	11,316,293
Braemar Hotels & Resorts Inc., Series B, 5.50%	247,111	3,953,776
Brookfield DTLA Fund Office Trust Investor Inc., Series A, 7.62%	774,201	6,774,259
Cedar Realty Trust Inc., Series C, 6.50%	404,949	2,834,643
Chatham Lodging Trust, Series A, 6.63%	376,116	8,248,224
City Office REIT Inc., Series A, 6.63%	355,251	7,520,664
CorEnergy Infrastructure Trust Inc., Series A, 7.37%	404,767	7,573,191
DiamondRock Hospitality Co., 8.25%	370,282	9,497,733
Digital Realty Trust Inc.
Series J, 5.25%(b)	629,583	15,267,388
Series K, 5.85%(b)	660,943	16,569,841
Series L, 5.20%	1,086,066	25,837,510
Diversified Healthcare Trust
5.63%	1,098,363	17,875,858
6.25%	778,322	13,285,957
EPR Properties
Series C, 5.75%	421,784	9,308,773
Series E, 9.00%	263,137	7,894,110
Series G, 5.75%(b)	478,400	10,338,224
Equity Commonwealth, Series D, 6.50%	392,387	10,223,839
Federal Realty Investment Trust, Series C, 5.00%	477,436	12,069,582
Gladstone Commercial Corp., Series G, 6.00%	313,032	6,824,098
Gladstone Land Corp., Series B, 6.00%(b)	471,092	12,389,720
Global Net Lease Inc.
Series A, 7.25%	536,621	12,615,960
Series B, 6.87%	362,977	8,555,368
Hersha Hospitality Trust
Series D, 6.50%	606,079	12,133,702
Series E, 6.50%	316,024	6,399,486
Hudson Pacific Properties Inc., Series C, 4.75%(b)	1,337,780	25,484,709
iStar Inc.
Series D, 8.00%	315,631	7,985,464
Series I, 7.50%	393,992	9,621,285
Kimco Realty Corp.
Series L, 5.13%(b)	711,431	17,181,059
Series M, 5.25%	832,557	19,885,624
Lexington Realty Trust, Series C, 6.50%(b)	152,198	7,875,729
National Storage Affiliates Trust, Series A, 6.00%(b)	687,643	17,053,546
Office Properties Income Trust, 6.37%	511,421	12,529,814
Pebblebrook Hotel Trust
Series E, 6.37%	342,542	7,193,382
Series F, 6.30%	473,390	9,813,375
Series G, 6.37%	724,031	14,842,635
Series H, 5.70%	786,949	14,786,772
Pennsylvania REIT
Series C, 7.20%	575,091	1,351,464
Series D, 6.87%	436,243	933,560
PS Business Parks Inc.
Series X, 5.25%(b)	724,031	14,154,806
Series Y, 5.20%	630,801	11,777,055
Series Z, 4.88%	1,022,969	18,137,240

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Public Storage
Series F, 5.15%(b)	881,436	$21,427,709
Series G, 5.05%(b)	944,355	22,626,746
Series H, 5.60%(b)	897,093	22,651,598
Series I, 4.88%(b)	995,443	22,725,964
Series J, 4.70%(b)	814,553	17,985,330
Series K, 4.75%(b)	724,031	16,196,573
Series L, 4.63%(b)	1,778,529	39,109,853
Series M, 4.13%(b)	724,035	14,089,721
Series N, 3.88%(b)	891,899	16,170,129
Series O, 3.90%(b)	526,043	9,384,607
Series P, 4.00%	1,900,402	34,720,345
Series Q, 3.95%	445,879	8,132,833
Series R, 4.00%	1,369,309	24,798,186
Series S, 4.10%(b)	787,905	15,112,018
Ready Capital Corp.
5.75%(b)	633,562	15,414,563
6.20%	320,307	7,687,368
7.00%(a)	367,222	9,202,583
RLJ Lodging Trust, Series A, 1.95%	1,013,485	26,279,666
Saul Centers Inc., Series E, 6.00%	343,556	7,772,954
SITE Centers Corp., Series A, 6.37%	548,657	13,370,771
SL Green Realty Corp., Series I, 6.50%	725,018	18,110,950
Spirit Realty Capital Inc., Series A, 6.00%	543,693	13,010,573
Summit Hotel Properties Inc.
Series E, 6.25%	509,199	10,245,084
Series F, 5.88%(b)	313,032	5,947,608
Sunstone Hotel Investors Inc.
Series H, 6.13%	365,056	7,490,949
Series I, 5.70%	314,854	6,485,992
UMH Properties Inc.
Series C, 6.75%	777,852	19,562,978
Series D, 6.37%	677,538	17,094,284
Urstadt Biddle Properties Inc.
Series H, 6.25%	335,703	7,734,597
Series K, 5.88%	321,632	6,927,953
Vornado Realty Trust
Series L, 5.40%(b)	942,474	19,518,637
Series M, 5.25%	1,004,108	19,901,421
Series N, 5.25%	944,355	18,471,584
Series O, 4.45%	945,725	16,115,154
		1,059,469,108
Food Products — 1.3%
CHS Inc.
8.00%	965,445	28,548,208
Series 1, 7.88%	1,688,638	46,167,363
Series 2, 7.10% (3 mo. LIBOR US + 4.298%)(c)	1,322,046	34,174,889
Series 3, 6.75% (3 mo. LIBOR US + 4.155%)(c)	1,550,237	39,748,077
Series 4, 7.50%	1,629,029	42,908,624
		191,547,161
Gas Utilities — 1.1%
Entergy New Orleans LLC, 5.50%(b)	341,466	8,369,332
NiSource Inc., 7.75%(a)	678,847	77,198,481
South Jersey Industries Inc.
5.63%	633,056	11,015,174
8.75%(a)	527,268	35,796,224
Spire Inc., Series A, 5.90%	787,027	19,345,124
UGI Corp., 7.25%(a)	174,077	15,858,415
		167,582,750
Security	Shares	Value

Health Care Equipment & Supplies — 1.3%
Becton Dickinson and Co., Series B, 6.00%(a)(b)	2,354,815	$116,469,150
Boston Scientific Corp., Series A, 5.50%(a)	791,776	80,317,757
		196,786,907
Health Care Technology — 0.1%
CareCloud Inc., Series A, 11.00%	359,526	9,516,653

Hotels, Restaurants & Leisure — 0.1%
FAT Brands Inc., 8.25%	717,718	12,739,494

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The), 6.88%(a)	820,765	70,856,643
Brookfield Renewable Partners LP, Series 17, 5.25%	621,250	12,925,106
		83,781,749
Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%(b)	499,202	11,396,782

Insurance — 9.8%
AEGON Funding Co. LLC, 5.10%	2,911,679	61,145,259
Allstate Corp. (The)
5.10% (3 mo. LIBOR US + 3.165%)(c)	1,573,938	37,916,166
Series G, 5.63%(b)	1,809,880	44,812,629
Series H, 5.10%	3,619,876	80,940,427
Series I, 4.75%	944,355	20,534,999
American Equity Investment Life Holding Co.
Series A, 5.95% (5 year CMT + 4.322%)(c)	1,259,127	28,695,504
Series B, 6.63% (5 year CMT + 6.297%)(c)	944,355	22,475,649
American Financial Group Inc./OH
4.50%	629,496	12,161,863
5.13%	625,733	13,809,927
5.63%	474,827	11,091,959
5.88%	387,329	9,505,054
American International Group Inc., Series A, 5.85%	1,573,938	39,663,238
Arch Capital Group Ltd.
Series F, 5.45%(b)	1,038,803	23,736,649
Series G, 4.55%	1,573,938	30,298,307
Argo Group International Holdings Ltd., 7.00% (5 year CMT + 6.712%)(c)	473,821	10,841,024
Argo Group U.S. Inc., 6.50%	455,549	10,158,743
Aspen Insurance Holdings Ltd.
5.63%(b)	794,122	17,637,450
5.63%	780,282	17,205,218
5.95% (3 mo. LIBOR US + 4.060%)(b)(c)	865,564	20,886,059
Assurant Inc., 5.25%	784,824	17,462,334
Athene Holding Ltd.
Series A, 6.35% (3 mo. LIBOR US + 4.253%)(c)	2,714,917	66,759,809
Series B, 5.63%(b)	1,086,066	23,676,239
Series C, 6.38% (5 year CMT + 5.970%)(c)	1,888,711	47,973,259
Series D, 4.88%(b)	1,809,880	33,157,002
Axis Capital Holdings Ltd., Series E, 5.50%(b)	1,731,343	37,881,785
Brighthouse Financial Inc.
6.25%	1,180,336	29,248,726
Series A, 6.60%	1,337,780	32,213,742
Series B, 6.75%	1,266,994	30,724,605
Series C, 5.38%	1,809,880	34,894,486
Series D, 4.63%	1,101,799	18,620,403
CNO Financial Group Inc., 5.13%	474,769	9,082,331
Enstar Group Ltd.
Series D, 7.00% (3 mo. LIBOR US + 4.015%)(c)	1,259,127	29,337,659
Series E, 7.00%	344,277	8,217,892
Globe Life Inc., 4.25%	1,022,969	19,579,627

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The), Series G, 6.00%	1,086,066	$27,651,240
Kemper Corp., 5.88% (5 year CMT + 4.140%)(c)	466,304	11,517,709
Maiden Holdings Ltd., 6.63%	346,149	5,642,229
Maiden Holdings North America Ltd., 7.75%	478,873	8,399,432
MetLife Inc.
Series A, 4.00% (3 mo. LIBOR US + 1.000%)(b)(c)	1,888,711	41,022,803
Series E, 5.63%(b)	2,533,988	64,566,014
Series F, 4.75%	3,134,081	70,516,823
PartnerRe Ltd., Series J, 4.88%	628,741	13,017,265
Prudential Financial Inc.
4.13%(b)	1,573,938	32,328,687
5.63%	1,778,529	44,587,722
Reinsurance Group of America Inc.
5.75% (3 mo. LIBOR US + 4.040%)(c)	1,259,127	31,629,270
6.20% (3 mo. LIBOR US + 4.370%)(b)(c)	1,259,127	31,767,774
RenaissanceRe Holdings Ltd.
Series F, 5.75%	786,988	18,187,293
Series G, 4.20%	1,573,938	28,065,833
Selective Insurance Group Inc., Series B, 4.60%	631,204	11,727,770
SiriusPoint Ltd., Series B, 8.00% (5 year CMT + 7.298%)(c)	633,936	14,770,709
Unum Group, 6.25%	944,355	22,702,294
WR Berkley Corp.
4.13%	944,355	16,233,462
4.25%(b)	786,871	13,841,061
5.10%	942,449	19,932,796
5.70%	582,321	13,696,190
		1,494,150,399
Internet & Direct Marketing Retail — 0.6%
Qurate Retail Inc., 8.00%	996,828	58,264,597
QVC Inc.
6.25%	1,574,785	27,590,233
6.38%	702,709	11,826,592
		97,681,422
IT Services — 0.1%
Exela Technologies Inc., 6.00%	144,297	1,010,079
Sabre Corp., 6.50%(a)	258,873	20,810,800
		21,820,879
Leisure Products — 0.3%
Brunswick Corp./DE
6.38%	724,040	18,187,885
6.50%	577,664	14,586,016
6.63%	397,412	10,885,114
		43,659,015
Life Sciences Tools & Services — 1.2%
Danaher Corp., Series B, 5.00%(a)(b)	135,282	179,006,495

Machinery — 0.6%
Babcock & Wilcox Enterprises Inc.
6.50%	481,826	10,421,896
8.13%	503,799	11,965,226
RBC Bearings Inc., Series A, 5.00%(a)	362,035	34,501,936
Stanley Black & Decker Inc., Series I, 5.25%(a)	590,148	39,770,074
		96,659,132
Marine — 0.1%
Global Ship Lease Inc., 8.75%	346,685	8,719,128

Media — 0.3%
Liberty Broadband Corp., Series A, 7.00%	570,409	14,813,522
Security	Shares	Value

Media (continued)
ViacomCBS Inc., Series A, 5.75%(a)(b)	786,988	$31,070,286
		45,883,808
Metals & Mining — 0.7%
ArcelorMittal SA, 5.50%(a)	1,913,811	103,479,761

Mortgage Real Estate Investment — 4.6%
ACRES Commercial Realty Corp.
Series C, 7.61% (3 mo. LIBOR US + 5.927%)(c)	377,372	7,679,520
Series D, 7.87%	357,570	6,879,647
AGNC Investment Corp.
Series C, 7.00% (3 mo. LIBOR US + 5.111%)(c)	1,022,969	22,934,965
Series D, 6.88% (3 mo. LIBOR US + 4.332%)(c)	739,726	14,831,506
Series E, 6.50% (3 mo. LIBOR US + 4.993%)(c)	1,266,994	26,758,913
Series F, 6.13% (3 mo. LIBOR US + 4.697%)(c)	1,806,406	36,489,401
Annaly Capital Management Inc.
Series F, 6.95% (3 mo. LIBOR US + 4.993%)(b)(c)	2,266,402	50,676,749
Series G, 6.50% (3 mo. LIBOR US + 4.172%)(c)	1,337,768	26,929,270
Series I, 6.75% (3 mo. LIBOR US + 4.989%)(c)	1,392,793	30,265,392
Arbor Realty Trust Inc.
Series D, 6.38%	719,127	14,749,295
Series E, 6.25%	449,993	8,977,360
Series F, 6.25% (SOFR + 5.440%)(c)	875,574	17,861,710
ARMOUR Residential REIT Inc., Series C, 7.00%	535,422	11,075,204
Chimera Investment Corp.
Series A, 8.00%	461,824	9,892,270
Series B, 8.00% (3 mo. LIBOR US + 5.791%)(c)	1,021,695	21,854,056
Series C, 7.75% (3 mo. LIBOR US + 4.743%)(c)	818,378	16,187,517
Series D, 8.00% (3 mo. LIBOR US + 5.379%)(c)	629,809	12,923,681
Dynex Capital Inc., Series C, 6.90% (3 mo. LIBOR US + 5.461%)(c)	347,571	7,663,940
Ellington Financial Inc.
6.75% (3 mo. LIBOR US + 5.196%)(c)	367,211	7,964,807
Series B, 6.25% (5 year CMT + 4.990%)(c)	371,329	7,827,615
Franklin BSP Realty Trust Inc., Series E, 7.50%	810,317	16,808,649
Granite Point Mortgage Trust Inc., Series A, 7.00% (SOFR + 5.830%)(c)	639,958	13,439,118
Great Ajax Corp., 7.25%(a)(b)	370,708	9,089,760
Invesco Mortgage Capital Inc.
Series B, 7.75% (3 mo. LIBOR US + 5.180%)(b)(c)	486,821	10,179,427
Series C, 7.50% (3 mo. LIBOR US + 5.289%)(c)	904,960	18,605,978
KKR Real Estate Finance Trust Inc., Series A, 6.50%	1,031,605	22,437,512
MFA Financial Inc.
Series B, 7.50%	629,583	12,327,235
Series C, 6.50% (3 mo. LIBOR US + 5.345%)(c)	865,564	15,926,378
New Residential Investment Corp.
Series A, 7.50% (3 mo. LIBOR US + 5.802%)(c)	492,476	10,657,181
Series B, 7.13% (3 mo. LIBOR US + 5.640%)(c)	885,307	18,839,333
Series C, 6.38% (3 mo. LIBOR US + 4.969%)(c)	1,265,641	24,642,030
Series D, 7.00% (5 year CMT + 6.223%)(c)	1,463,757	31,558,601
New York Mortgage Trust Inc.
Series D, 8.00% (3 mo. LIBOR US + 5.695%)(c)	485,307	9,774,083
Series E, 7.87% (3 mo. LIBOR US + 6.429%)(c)	584,458	11,846,964
Series F, 6.88% (SOFR + 6.130%)(c)	401,352	7,910,648
PennyMac Mortgage Investment Trust
Series A, 8.12% (3 mo. LIBOR US + 5.831%)(c)	353,768	7,613,087
Series B, 8.00% (3 mo. LIBOR US + 5.990%)(c)	610,095	13,476,998
Series C, 6.75%	786,949	14,739,555
Ready Capital Corp., Series E, 6.50%	357,542	7,161,566
TPG RE Finance Trust Inc., Series C, 6.25%	632,522	12,587,188

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Two Harbors Investment Corp.
Series A, 8.12% (3 mo. LIBOR US + 5.660%)(c)	445,843	$10,245,472
Series B, 7.63% (3 mo. LIBOR US + 5.352%)(c)	904,960	19,945,318
Series C, 7.25% (3 mo. LIBOR US + 5.011%)(c)	928,699	19,567,688
		699,802,587
Multiline Retail — 0.2%
Dillard's Capital Trust I, 7.50%	633,215	16,666,219
Franchise Group Inc., Series A, 7.50%	355,236	8,067,409
		24,733,628
Multi-Utilities — 1.2%
Brookfield Infrastructure Partners LP
Series 13, 5.13%	626,848	11,718,923
Series 14, 5.00%	632,579	11,595,173
CMS Energy Corp., Series C, 4.20%	707,975	12,580,716
DTE Energy Co., 6.25%(a)	2,040,226	104,908,421
NiSource Inc., Series B, 6.50% (5 year CMT + 3.632%)(c)	1,573,938	41,079,782
		181,883,015
Oil, Gas & Consumable Fuels — 2.2%
Altera Infrastructure LP
Series A, 7.25%	479,714	1,400,765
Series B, 8.50%	409,261	1,297,357
Series E, 8.88% (3 mo. LIBOR US + 6.407%)(c)	410,002	1,307,906
DCP Midstream LP
Series B, 7.88% (3 mo. LIBOR US + 4.919%)(c)	509,236	11,315,224
Series C, 7.95% (3 mo. LIBOR US + 4.882%)(b)(c)	345,869	8,698,605
El Paso Energy Capital Trust I, 4.75%	349,582	16,238,084
Enbridge Inc., Series B, 6.38% (3 mo. LIBOR US + 3.593%)(c)	1,888,711	46,783,371
Energy Transfer LP
Series C, 7.38% (3 mo. LIBOR US + 4.530%)(b)(c)	1,416,571	31,235,391
Series D, 7.63% (3 mo. LIBOR US + 4.738%)(c)	1,400,660	33,167,629
Series E, 7.60% (3 mo. LIBOR US + 5.161%)(c)	2,518,286	58,676,064
NGL Energy Partners LP, Series B, 9.00% (3 mo. LIBOR US + 7.213%)(c)	981,904	12,843,304
NuStar Energy LP
Series A, 8.77% (3 mo. LIBOR US + 6.766%)(c)	712,969	16,433,935
Series B, 7.63% (3 mo. LIBOR US + 5.643%)(c)	1,211,865	24,952,300
Series C, 9.00% (3 mo. LIBOR US + 6.880%)(b)(c)	543,877	13,531,660
NuStar Logistics LP, 7.78% (3 mo. LIBOR US + 6.734%)(c)	1,268,789	30,387,497
Teekay LNG Partners LP
9.00%	400,658	9,896,253
Series B, 8.50% (3 mo. LIBOR US + 6.241%)(c)	535,726	13,918,162
		332,083,507
Pharmaceuticals — 0.2%
Elanco Animal Health Inc., 5.00%(a)	865,564	27,732,670
Professional Services — 0.4%
Clarivate PLC, Series A, 5.25%(a)	1,131,327	64,727,856

Real Estate Management & Development — 0.9%
Brookfield Property Partners LP
6.25%(b)	2,107,634	41,836,535
Series A, 5.75%	885,037	15,116,432
Series A-1, 6.50%	570,016	11,371,819
Series A2, 6.38%	769,790	15,172,561
DigitalBridge Group Inc.
Series H, 7.13%(b)	703,563	15,209,977
Series I, 7.15%	1,076,224	23,138,816
Security	Shares	Value

Real Estate Management & Development (continued)
Series J, 7.13%	991,435	$21,365,424
		143,211,564
Semiconductors & Semiconductor Equipment — 3.1%
Broadcom Inc., Series A, 8.00%(a)	314,413	472,609,901

Software — 0.3%
Synchronoss Technologies Inc., 8.38%	392,603	7,471,235
Tennessee Valley Authority
Series A, 2.22% (30 Year CMT + 0.840%)(c)	656,190	14,541,170
Series D, 2.13% (30 Year CMT + 0.940%)(b)(c)	810,450	19,418,382
		41,430,787
Specialty Retail — 0.2%
TravelCenters of America Inc.
8.00%	382,221	9,666,369
8.00%	312,869	7,781,052
8.25%	344,056	8,635,806
		26,083,227
Textiles, Apparel & Luxury Goods — 0.1%
Fossil Group Inc., 7.00%	476,467	8,986,168

Thrifts & Mortgage Finance — 0.6%
Federal Agricultural Mortgage Corp.
Series D, 5.70%	314,442	7,637,796
Series F, 5.25%	375,235	8,341,474
Series G, 4.88%	388,412	7,768,240
Merchants Bancorp./IN
Series B, 6.00% (3 mo. LIBOR US + 4.569%)(c)	399,640	8,832,044
Series C, 6.00%	613,667	13,911,831
New York Community Bancorp Inc., Series A, 6.38% (3 mo. LIBOR US + 3.821%)(b)(c)	1,621,201	39,557,304
New York Community Capital Trust V, 6.00%(a)	229,780	10,615,836
		96,664,525
Trading Companies & Distributors — 1.0%
Air Lease Corp., Series A, 6.15% (3 mo. LIBOR US + 3.650%)(c)	787,027	18,573,837
Fortress Transportation and Infrastructure
Investors LLC
Series A, 8.25% (3 mo. LIBOR US + 6.886%)(c)	326,248	7,497,179
Series B, 8.00% (3 mo. LIBOR US + 6.447%)(c)	382,381	7,812,044
Series C, 8.25% (5 year CMT + 7.378%)(c)	332,862	7,299,664
Textainer Group Holdings Ltd.
7.00% (5 year CMT + 6.134%)(c)	473,754	11,204,282
Series B, 6.25%	475,339	10,305,349
Triton International Ltd.
6.88%	474,613	10,973,053
7.38%	547,367	13,405,018
8.00%	452,889	11,589,429
Series E, 5.75%	542,177	11,504,996
WESCO International Inc., Series A, 10.63% (5 year CMT + 10.325%)(c)	1,700,738	46,634,236
		156,799,087
Transportation Infrastructure — 0.3%
Atlas Corp.
Series D, 7.95%	400,817	9,840,057
Series H, 7.88%	712,365	17,638,158
Series I, 8.00% (3 mo. LIBOR US + 5.008%)(c)	475,172	11,998,093
		39,476,308

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 1.0%
Telephone & Data Systems Inc.
Series UU, 6.63%(b)	1,322,046	$26,758,211
Series VV, 6.00%	2,171,954	39,985,673
United States Cellular Corp.
5.50%	1,573,938	29,228,029
5.50%	1,573,938	29,479,859
6.25%	1,573,938	32,265,729
		157,717,501

Total Long-Term Investments — 99.0%
(Cost: $17,293,009,620)		15,024,775,909

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	207,210,784	207,190,063
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	104,840,000	104,840,000

Total Short-Term Securities — 2.1%
(Cost: $312,021,071)		312,030,063

Total Investments in Securities — 101.1%
(Cost: $17,605,030,691)		15,336,805,972

Liabilities in Excess of Other Assets — (1.1)%		(167,624,514)

Net Assets — 100.0%		$15,169,181,458
(a)	Convertible security.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$275,720,624		$(68,567,844	)(a)	$(41,089)	$78,372	$207,190,063	207,210,784	$958,219	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,910,000	—	(86,070,000	)(a)	—	—	104,840,000	104,840,000	200,224		—
					$(41,089)	$78,372	$312,030,063		$1,158,443		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Preferred and Income Securities ETF
June 30, 2022

Fair Value Measurements (continued)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Preferred Stocks	$15,024,775,909	$—	$—	$15,024,775,909
Money Market Funds	312,030,063	—	—	312,030,063
	$15,336,805,972	$—	$—	$15,336,805,972

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate